United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-3984

(Investment Company Act File Number)

Federated International Series, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/15

Date of Reporting Period: Six months ended 05/31/15

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2015
Share Class	Ticker
A	FTIIX
B	FTBBX
C	FTIBX

Federated International Bond Fund
Fund Established 1991

A Portfolio of Federated International Series, Inc.

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2014 through May 31, 2015. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At May 31, 2015, the Fund's issuer country and currency exposure composition1 were as follows:
Country	Country Exposure as a Percentage of Total Net Assets[2,3]	Currency Exposure as a Percentage of Total Net Assets[2,4]
Japan	22.5%	45.0%
Germany	9.5%	—
Netherlands	9.1%	—
Spain	9.0%	—
United States	9.0%	2.5%
France	8.0%	—
Italy	8.0%	—
United Kingdom	6.5%	11.1%
Belgium	4.1%	—
Denmark	2.5%	0.3%
Canada	2.4%	2.4%
Australia	1.5%	1.8%
Supranational[5]	1.0%	—
Other[6]	2.7%	0.7%
Euro	—	32.0%
SUB-TOTAL	95.8%	95.8%
Cash Equivalents[7]	3.5%	3.5%
Derivative Contracts[8]	(0.1)%	(0.1)%
Other Assets and Liabilities—Net[9]	0.8%	0.8%
TOTAL	100.0%	100.0%
Semi-Annual Shareholder Report

1	Unless otherwise noted below, this table does not give effect to the impact of derivative contract instruments owned by the Fund. More complete information regarding the Fund's investments in derivative contracts can be found in the tables at the end of the Portfolio of Investments included in this Report.
The fixed-income securities of some issuers may not be denominated in the currency of the issuer's designated country. Therefore, the two columns above “Country Exposure as a Percentage of Total Net Assets” and “Currency Exposure as a Percentage of Total Net Assets” may not be equal.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	This column depicts the Fund's exposure to various countries through its investment in foreign fixed-income securities, along with the Fund's holdings of cash equivalents and other assets and liabilities. With respect to foreign corporate fixed-income securities, country allocations are based primarily on the country in which the issuing company has registered the security. However, the Fund's Adviser may allocate the company to a country based on other factors such as the location of the company's head office, the jurisdiction of the company's incorporation, the location of the principal trading market for the company's securities or the country from which a majority of the company's revenue is derived.
4	This column depicts the Fund's exposure to various currencies through its investment in foreign fixed-income securities, currency derivative contracts and foreign exchange contracts (which for purposes of this Report includes any currency options sold by the Fund and currency forward contracts).
5	Supranational consists of European Investment Banks.
6	For purposes of this table, issuer country exposure which constitutes less than 1.00% of the Fund's total net assets have been aggregated under the designation of “Other.”
7	Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statement of Assets and Liabilities for information regarding the Fund's foreign cash position.
8	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investment in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
9	Assets, other than investments in securities, currency derivative contracts and foreign exchange contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2015 (unaudited)
Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		BONDS—93.1%
		Australian Dollar—1.8%
		State/Provincial—1.8%
1,000,000		Queensland Treasury Corp., Series 21, 5.50%, 6/21/2021	$881,002
		British Pound—11.8%
		Finance - Automotive—1.6%
500,000		Rolls-Royce Holdings PLC, Sr. Unsecd. Note, Series EMTN, 3.375%, 6/18/2026	804,088
		Insurance—3.6%
1,100,000		MetLife Global Funding I, Series EMTN, 2.875%, 1/11/2023	1,741,543
		Retailers—1.7%
400,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 5.625%, 3/27/2034	825,249
		Sovereign—4.9%
950,000		United Kingdom, Government of, 1.75%, 9/7/2022	1,466,643
550,000		United Kingdom, Government of, 2.75%, 9/7/2024	907,364
		TOTAL	2,374,007
		TOTAL BRITISH POUND	5,744,887
		CANADIAN DOLLAR—2.4%
		Sovereign—2.4%
1,450,000		Canada, Government of, 1.50%, 6/1/2023	1,172,581
		DANISH KRONE—0.2%
		Mortgage Banks—0.2%
493,802		Realkredit Danmark A/S, Series 23D, 5.00%, 10/1/2035	80,692
		Euro—39.9%
		Brewing—3.9%
1,060,000		Carlsberg Breweries A/S, Sr. Unsecd. Note, Series EMTN, 2.50%, 5/28/2024	1,231,419
500,000		Heineken NV, Series EMTN, 3.50%, 3/19/2024	653,019
		TOTAL	1,884,438
		Finance - Automotive—1.3%
530,000		BMW Finance N.V., Series EMTN, 3.25%, 1/14/2019	641,365
		Sovereign—29.6%
1,375,000		Belgium, Government of, 2.25%, 6/22/2023	1,710,319
210,000		Belgium, Government of, 3.00%, 9/28/2019	259,899
1,500,000	[1,2]	Bonos Y Oblig Del Estado, Sr. Unsub., 4.00%, 4/30/2020	1,895,222
Semi-Annual Shareholder Report

Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		BONDS—continued
		Euro—continued
		Sovereign—continued
1,410,000		Bundesrepublic Deutschland, Unsecd. Note, 0.50%, 2/15/2025	$1,549,235
990,000		Buoni Poliennali Del Tes, 2.15%, 12/15/2021	1,142,099
1,800,000		Buoni Poliennali Del Tes, 4.50%, 5/1/2023	2,401,160
1,059,000		France, Government of, 0.50%, 5/25/2025	1,128,742
600,000		France, Government of, 3.75%, 4/25/2021	794,239
724,000		France, Government of, 4.25%, 10/25/2023	1,034,817
605,000		France, Government of, 4.50%, 4/25/2041	1,092,512
885,000	[1,2]	Netherlands, Government of,1.75%, 7/15/2023	1,070,335
240,000	[1,2]	Spain, Government of, Sr. Unsecd. Note, 1.95%, 7/30/2030	249,500
		TOTAL	14,328,079
		Telecommunications & Cellular—2.4%
1,000,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, Series EMTN, 2.242%, 5/27/2022	1,171,993
		Utilities—2.7%
1,100,000		Iberdrola International BV, Sr. Unsecd. Note, Series EMTN, 2.50%, 10/24/2022	1,315,092
		TOTAL EURO	19,340,967
		JAPANESE YEN—36.3%
		Banking—10.2%
50,000,000		Asian Development Bank, 2.35%, 6/21/2027	492,892
250,000,000		KFW, 2.05%, 2/16/2026	2,372,556
250,000,000		Rabobank Nederland NV, Utrecht, Series EMTN, 1.85%, 4/12/2017	2,069,661
		TOTAL	4,935,109
		Finance—1.6%
97,000,000		General Electric Capital Corp., Series MTN, 2.00%, 2/22/2017	804,793
		Sovereign—24.5%
61,000,000		Italy, Government of, Sr. Unsecd. Note, 3.70%, 11/14/2016	509,724
183,000,000		Japan, Government of, 0.80%, 6/20/2023	1,536,579
330,000,000		Japan, Government of, Sr. Unsecd. Note, 0.20%, 6/20/2019	2,675,259
193,000,000		Japan, Government of, Sr. Unsecd. Note, 1.80%, 9/20/2030	1,769,923
290,000,000		Japan, Government of, Sr. Unsecd. Note, 1.90%, 12/20/2028	2,700,324
285,000,000		Japan, Government of, Sr. Unsecd. Note, 2.10%, 3/20/2027	2,701,012
		TOTAL	11,892,821
		TOTAL JAPANESE YEN	17,632,723
Semi-Annual Shareholder Report

Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		BONDS—continued
		SWEDISH KRONA—0.7%
		Sovereign—0.7%
2,500,000		Sweden, Government of, 2.50%, 5/12/2025	$344,573
		TOTAL BONDS (IDENTIFIED COST $48,544,373)	45,197,425
		INVESTMENT COMPANIES—6.3%[3]
1,681,225	[4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.10%	1,681,225
145,161		Federated Project and Trade Finance Core Fund	1,360,157
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $3,122,904)	3,041,382
		TOTAL INVESTMENTS (IDENTIFIED COST $51,667,277)[5]	48,238,807
		OTHER ASSETS AND LIABILITIES - NET—0.6%[6]	281,154
		TOTAL NET ASSETS—100%	$48,519,961
At May 31, 2015, the Fund had the following open futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[7]Euro - Bund Futures	5	$853,542	June 2015	$(15,032)
At May 31, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
6/29/2015	JPMorgan	1,600,000 EUR	$1,759,372	$(1,424)
6/29/2015	JPMorgan	$650,000	78,371,787 JPY	$18,292
7/10/2015	Bank of America	1,400,000 EUR	189,426,580 JPY	$11,406
7/10/2015	Barclays	1,400,000 EUR	$1,560,566	$(22,104)
7/10/2015	Barclays	1,200,000 GBP	226,664,400 JPY	$6,298
7/10/2015	Barclays	500,000 GBP	$753,265	$10,712
7/10/2015	Barclays	$1,000,000	7,553,235 NOK	$29,137
7/10/2015	BNP Paribas	$750,000	9,098,633 ZAR	$5,921
7/10/2015	BNY Mellon	$1,300,000	1,731,860 SGD	$16,497
7/10/2015	JPMorgan	1,500,000 AUD	1,449,712 CAD	$(20,656)
7/10/2015	JPMorgan	1,400,000 CAD	138,122,376 JPY	$11,553
7/10/2015	JPMorgan	1,600,000 EUR	217,293,072 JPY	$6,541
7/10/2015	JPMorgan	1,600,000 EUR	216,360,256 JPY	$14,061
7/10/2015	JPMorgan	1,400,000 EUR	184,897,076 JPY	$47,920
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased: (continued)
7/10/2015	JPMorgan	900,000 EUR	8,468,595 SEK	$(4,987)
7/10/2015	JPMorgan	1,500,000 EUR	$1,705,296	$(56,945)
7/10/2015	JPMorgan	1,500,000 EUR	$1,710,209	$(61,857)
7/10/2015	JPMorgan	1,200,000 EUR	$1,347,324	$(28,643)
7/10/2015	JPMorgan	1,200,000 GBP	228,244,812 JPY	$(6,443)
7/10/2015	JPMorgan	1,000,000 GBP	186,173,290 JPY	$27,125
7/10/2015	JPMorgan	350,000 GBP	64,721,401 JPY	$13,035
7/10/2015	JPMorgan	1,000,000 GBP	$1,533,990	$(6,036)
7/10/2015	JPMorgan	680,000 GBP	$1,063,510	$(24,501)
7/10/2015	JPMorgan	680,000 GBP	$1,063,510	$(24,501)
7/10/2015	JPMorgan	1,300,000 NZD	$971,802	$(52,971)
7/10/2015	JPMorgan	1,000,000 NZD	$756,290	$(49,496)
7/10/2015	JPMorgan	1,000,000 NZD	$756,290	$(49,496)
7/10/2015	JPMorgan	1,000,000 NZD	$736,300	$(29,507)
7/10/2015	JPMorgan	700,000 NZD	$521,205	$(26,450)
7/10/2015	JPMorgan	506,849 NZD	$371,515	$(13,278)
7/10/2015	JPMorgan	246,576 NZD	$182,703	$(8,425)
7/10/2015	JPMorgan	246,575 NZD	$182,703	$(8,425)
7/10/2015	JPMorgan	$1,600,000	1,916,912 CAD	$59,594
7/10/2015	JPMorgan	$930,000	1,113,698 CAD	$35,047
7/10/2015	JPMorgan	$1,600,000	193,740,784 JPY	$38,165
7/10/2015	JPMorgan	$1,600,000	192,166,400 JPY	$50,857
7/10/2015	JPMorgan	$1,600,000	12,144,810 NOK	$38,954
7/10/2015	JPMorgan	$1,000,000	3,708,400 PLN	$10,344
7/10/2015	State Street	1,000,000 NZD	$734,930	$(28,137)
7/10/2015	State Street	753,425 NZD	$553,247	$(20,732)
7/10/2015	State Street	246,575 NZD	$181,063	$(6,785)
Contracts Sold:
6/2/2015	JPMorgan	54,000 EUR	$59,299	$(10)
6/29/2015	JPMorgan	1,600,000 EUR	$1,784,267	$26,318
6/29/2015	JPMorgan	425,000 EUR	$449,617	$(17,338)
6/29/2015	JPMorgan	$1,275,000	151,587,593 JPY	$(53,144)
7/10/2015	Bank of America	1,400,000 EUR	187,733,000 JPY	$(25,059)
7/10/2015	Barclays	1,400,000 EUR	$1,542,170	$3,708
7/10/2015	Barclays	1,200,000 EUR	$1,348,248	$29,567
7/10/2015	Barclays	500,000 GBP	$744,680	$(19,297)
7/10/2015	Barclays	$500,000	3,799,827 NOK	$(11,585)
7/10/2015	Barclays	$500,000	3,785,705 NOK	$(13,400)
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Sold: (continued)
7/10/2015	BNY Mellon	$1,300,000	1,739,335 SGD	$(10,957)
7/10/2015	JPMorgan	1,500,000 AUD	1,448,407 CAD	$19,607
7/10/2015	JPMorgan	1,400,000 CAD	138,773,334 JPY	$(6,306)
7/10/2015	JPMorgan	1,600,000 EUR	217,377,040 JPY	$(5,864)
7/10/2015	JPMorgan	1,600,000 EUR	215,874,960 JPY	$(17,973)
7/10/2015	JPMorgan	1,400,000 EUR	183,983,800 JPY	$(55,283)
7/10/2015	JPMorgan	900,000 EUR	8,456,050 SEK	$3,514
7/10/2015	JPMorgan	3,000,000 EUR	$3,434,617	$137,914
7/10/2015	JPMorgan	1,200,000 GBP	227,668,956 JPY	$1,801
7/10/2015	JPMorgan	1,000,000 GBP	187,011,410 JPY	$(20,368)
7/10/2015	JPMorgan	350,000 GBP	63,883,834 JPY	$(19,787)
7/10/2015	JPMorgan	1,000,000 GBP	$1,544,406	$16,452
7/10/2015	JPMorgan	680,000 GBP	$1,016,769	$(22,240)
7/10/2015	JPMorgan	680,000 GBP	$1,060,057	$21,049
7/10/2015	JPMorgan	2,000,000 NZD	$1,533,520	$119,933
7/10/2015	JPMorgan	1,000,000 NZD	$760,694	$53,901
7/10/2015	JPMorgan	1,000,000 NZD	$753,261	$46,468
7/10/2015	JPMorgan	1,000,000 NZD	$744,604	$37,811
7/10/2015	JPMorgan	1,000,000 NZD	$747,590	$40,797
7/10/2015	JPMorgan	$1,200,000	1,447,848 CAD	$(36,528)
7/10/2015	JPMorgan	$930,000	1,114,197 CAD	$(34,646)
7/10/2015	JPMorgan	$400,000	484,817 CAD	$(10,407)
7/10/2015	JPMorgan	$1,600,000	193,433,344 JPY	$(40,644)
7/10/2015	JPMorgan	$800,000	96,781,456 JPY	$(19,800)
7/10/2015	JPMorgan	$800,000	96,628,656 JPY	$(21,031)
7/10/2015	JPMorgan	$1,600,000	12,116,260 NOK	$(42,623)
7/10/2015	JPMorgan	$1,000,000	3,681,800 PLN	$(17,442)
7/10/2015	State Street	3,100,000 EUR	419,575,700 JPY	$(24,199)
7/10/2015	State Street	1,200,000 GBP	225,750,000 JPY	$(13,669)
7/10/2015	State Street	1,000,000 NZD	$750,980	$44,187
7/10/2015	State Street	1,000,000 NZD	$734,550	$27,757
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(29,156)
Net Unrealized Depreciation on Future Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2015, these restricted securities amounted to $3,215,057, which represented 6.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At May 31, 2015, these liquid restricted securities amounted to $3,215,057, which represented 6.6% of total net assets.
3	Affiliated holding.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $51,937,344.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$45,197,425	$—	$45,197,425
Investment Companies[1]	1,681,225	1,360,157	—	3,041,382
TOTAL SECURITIES	$1,681,225	$46,557,582	$—	$48,238,807
OTHER FINANCIAL INSTRUMENTS[2]	$(15,042)	$(29,146)	$—	$(44,188)
1	Federated Project and Trade Finance Core Fund is an affiliated holding offered only to registered investment companies and other accredited investors. An investment in this fund is deemed Level 2 due to the fact that the net asset value (the NAV) is not publically available and the price of shares redeemed may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts and foreign exchange contracts.

AUD	—Australian Dollar
CAD	—Canadian Dollar
EUR	—Euro
GBP	—Great Britain Pound
JPY	—Japanese Yen
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
ZAR	—South African Rand
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$10.16	$10.58	$11.65	$11.67	$11.53	$12.81
Income From Investment Operations:
Net investment income[1]	0.03	0.11	0.14	0.15	0.19	0.21
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	(0.62)	(0.39)	(0.86)	0.33	0.44	(0.81)
TOTAL FROM INVESTMENT OPERATIONS	(0.59)	(0.28)	(0.72)	0.48	0.63	(0.60)
Less Distributions:
Distributions from net investment income	—	(0.14)	(0.35)	(0.50)	(0.49)	(0.68)
Net Asset Value, End of Period	$9.57	$10.16	$10.58	$11.65	$11.67	$11.53
Total Return[2]	(5.81)%	(2.65)%	(6.36)%	4.29%	5.67%	(4.69)%
Ratios to Average Net Assets:
Net expenses	0.99%[3]	0.99%	0.99%	0.99%	0.99%	0.99%
Net investment income	0.71%[3]	1.02%	1.32%	1.31%	1.60%	1.79%
Expense waiver/reimbursement[4]	1.09%[3]	1.02%	0.95%	1.03%	1.01%	0.94%
Supplemental Data:
Net assets, end of period (000 omitted)	$43,240	$51,347	$49,202	$59,710	$65,555	$60,723
Portfolio turnover	37%	87%	44%	67%	37%	35%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$9.91	$10.31	$11.32	$11.35	$11.22	$12.47
Income From Investment Operations:
Net investment income (loss)[1]	(0.00)[2]	0.03	0.06	0.06	0.10	0.12
Net realized and unrealized gain (loss) on investments, futures contracts options and foreign currency transactions	(0.61)	(0.38)	(0.84)	0.32	0.43	(0.79)
TOTAL FROM INVESTMENT OPERATIONS	(0.61)	(0.35)	(0.78)	0.38	0.53	(0.67)
Less Distributions:
Distributions from net investment income	—	(0.05)	(0.23)	(0.41)	(0.40)	(0.58)
Net Asset Value, End of Period	$9.30	$9.91	$10.31	$11.32	$11.35	$11.22
Total Return[3]	(6.16)%	(3.44)%	(7.00)%	3.44%	4.88%	(5.37)%
Ratios to Average Net Assets:
Net expenses	1.74%[4]	1.74%	1.74%	1.74%	1.74%	1.71%
Net investment income (loss)	(0.05)%[4]	0.29%	0.55%	0.58%	0.87%	1.08%
Expense waiver/reimbursement[5]	0.85%[4]	0.78%	0.70%	0.78%	0.76%	0.73%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,227	$1,515	$1,986	$3,444	$5,748	$6,998
Portfolio turnover	37%	87%	44%	67%	37%	35%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $(0.01).
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$9.83	$10.23	$11.26	$11.29	$11.16	$12.42
Income From Investment Operations:
Net investment income[1]	0.00[2]	0.03	0.06	0.06	0.10	0.12
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	(0.61)	(0.37)	(0.83)	0.32	0.43	(0.79)
TOTAL FROM INVESTMENT OPERATIONS	(0.61)	(0.34)	(0.77)	0.38	0.53	(0.67)
Less Distributions:
Distributions from net investment income	—	(0.06)	(0.26)	(0.41)	(0.40)	(0.59)
Net Asset Value, End of Period	$9.22	$9.83	$10.23	$11.26	$11.29	$11.16
Total Return[3]	(6.21)%	(3.35)%	(7.04)%	3.49%	4.90%	(5.41)%
Ratios to Average Net Assets:
Net expenses	1.74%[4]	1.74%	1.74%	1.74%	1.74%	1.71%
Net investment income	0.01%[4]	0.29%	0.56%	0.57%	0.87%	1.08%
Expense waiver/reimbursement[5]	0.84%[4]	0.78%	0.70%	0.78%	0.76%	0.73%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,053	$6,642	$8,887	$11,647	$12,828	$14,789
Portfolio turnover	37%	87%	44%	67%	37%	35%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2015 (unaudited)
Assets:
Total investment in securities, at value including $3,041,382 of investment in affiliated holdings (Note 5) (identified cost $51,667,277)		$48,238,807
Cash denominated in foreign currencies (identified cost $67,703)		67,895
Restricted cash (Note 2)		12,120
Unrealized appreciation on foreign exchange contracts		1,082,243
Income receivable		303,224
Receivable for shares sold		37,009
Receivable for daily variation margin		3,490
TOTAL ASSETS		49,744,788
Liabilities:
Unrealized depreciation on foreign exchange contracts	$1,111,399
Payable for shares redeemed	37,641
Payable for other service fees (Notes 2 and 5)	8,372
Payable for distribution services fee (Note 5)	3,717
Accrued expenses (Note 5)	63,698
TOTAL LIABILITIES		1,224,827
Net assets for 5,089,137 shares outstanding		$48,519,961
Net Assets Consists of:
Paid-in capital		$55,337,254
Net unrealized depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		(3,480,950)
Accumulated net realized loss on investments, futures contracts and foreign currency transactions		(3,499,764)
Undistributed net investment income		163,421
TOTAL NET ASSETS		$48,519,961
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($43,239,836 ÷ 4,517,767 shares outstanding) $0.0001 par value, 500,000,000 shares authorized	$9.57
Offering price per share (100/95.50 of $9.57)	$10.02
Redemption proceeds per share	$9.57
Class B Shares:
Net asset value per share ($1,226,830 ÷ 131,853 shares outstanding) $0.0001 par value, 500,000,000 shares authorized	$9.30
Offering price per share	$9.30
Redemption proceeds per share (94.50/100 of $9.30)	$8.79
Class C Shares:
Net asset value per share ($4,053,295 ÷ 439,517 shares outstanding) $0.0001 par value, 500,000,000 shares authorized	$9.22
Offering price per share	$9.22
Redemption proceeds per share (99.00/100 of $9.22)	$9.13
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2015 (unaudited)
Investment Income:
Interest			$431,415
Dividends received from affiliated holdings (Note 5)			24,855
TOTAL INCOME			456,270
Expenses:
Investment adviser fee (Note 5)		$200,581
Administrative fee (Note 5)		20,918
Custodian fees		11,204
Transfer agent fees		54,284
Directors'/Trustees' fees (Note 5)		3,673
Auditing fees		15,657
Legal fees		3,974
Distribution services fee (Note 5)		84,775
Other service fees (Notes 2 and 5)		65,797
Portfolio accounting fees		65,896
Share registration costs		24,894
Printing and postage		13,934
Taxes		2,273
Miscellaneous (Note 5)		8,041
TOTAL EXPENSES		575,901
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(200,581)
Waiver/reimbursement of other operating expenses	(82,471)
TOTAL WAIVERS AND REIMBURSEMENTS		(283,052)
Net expenses			292,849
Net investment income			163,421
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(868,090)
Net realized gain on futures contracts			11,116
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			(2,483,963)
Net change in unrealized depreciation of futures contracts			(15,032)
Net realized and unrealized loss on investments, futures contracts and foreign currency transactions			(3,355,969)
Change in net assets resulting from operations			$(3,192,548)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2015	Year Ended 11/30/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$163,421	$535,872
Net realized loss on investments, futures contracts, written options and foreign currency transactions	(856,974)	(6,598,587)
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	(2,498,995)	4,149,206
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(3,192,548)	(1,913,509)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	—	(635,629)
Class B Shares	—	(8,811)
Class C Shares	—	(50,735)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	—	(695,175)
Share Transactions:
Proceeds from sale of shares	5,741,474	20,463,813
Net asset value of shares issued to shareholders in payment of distributions declared	—	500,827
Cost of shares redeemed	(13,533,118)	(18,926,360)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,791,644)	2,038,280
Change in net assets	(10,984,192)	(570,404)
Net Assets:
Beginning of period	59,504,153	60,074,557
End of period (including undistributed net investment income of $163,421 and $0, respectively)	$48,519,961	$59,504,153
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2015 (unaudited)
1. ORGANIZATION
Federated International Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of one non-diversified portfolio, Federated International Bond Fund (the “Fund”). The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to obtain a total return on its assets.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Semi-Annual Shareholder Report

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares and Class C Shares may bear distribution services fees and other services fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay fees (“Other Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2015, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$56,839
Class B Shares	1,696
Class C Shares	7,262
TOTAL	$65,797
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Semi-Annual Shareholder Report

Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The funds will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Futures Contracts
The Fund purchases and sells financial futures contracts to increase return and to manage duration risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at the period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $507,244 and $1,067,211, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Semi-Annual Shareholder Report

Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to increase return and to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amounts, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the fiscal period was $1,357,521 and $1,413,629, respectively. This is based on the amounts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to increase return and to manage currency risk. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying
Semi-Annual Shareholder Report

reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At May 31, 2015, the Fund had no outstanding option contracts.
The average notional value of purchased options contracts held by the Fund throughout the period was $2,202. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$1,082,243	Unrealized depreciation on foreign exchange contracts	$1,111,399
Interest rate contracts	Receivable for daily variation margin	(15,032)*		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$1,067,211		$1,111,399
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2015
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Options Purchased	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$(97,347)	$176,151	$78,804
Interest rate contracts	(46,559)	—	—	(46,559)
Commodity contracts	57,675	—	—	57,675
TOTAL	$11,116	$(97,347)	$176,151	$89,920

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Options Purchased	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$21,733	$95,211	$116,944
Interest rate contracts	(15,032)	—	—	(15,032)
TOTAL	$(15,032)	$21,733	$95,211	$101,912
As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payable and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. As of May 31, 2015, the impact of netting assets and liabilities and the offsetting of collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$1,082,243	$(1,057,746)	$—	$24,497

Transaction	Gross Liability Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Pledged	Net Amount
Foreign Exchange Contracts	$1,111,399	$(1,057,746)	$—	$53,653
Semi-Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. CApital stock
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	533,978	$5,275,846	1,805,142	$19,215,556
Shares issued to shareholders in payment of distributions declared	—	—	43,508	450,311
Shares redeemed	(1,070,367)	(10,625,037)	(1,443,380)	(15,259,651)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(536,389)	$(5,349,191)	405,270	$4,406,216

	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	4,461	$41,982	24,146	$253,745
Shares issued to shareholders in payment of distributions declared	—	—	750	7,627
Shares redeemed	(25,441)	(246,331)	(64,678)	(672,438)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(20,980)	$(204,349)	(39,782)	$(411,066)

	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	44,066	$423,646	96,184	$994,512
Shares issued to shareholders in payment of distributions declared	—	—	4,255	42,889
Shares redeemed	(280,402)	(2,661,750)	(292,966)	(2,994,271)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(236,336)	$(2,238,104)	(192,527)	$(1,956,870)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(793,705)	$(7,791,644)	172,961	$2,038,280
4. FEDERAL TAX INFORMATION
As of May 31, 2015, the cost of investments for federal tax purposes was $51,937,344. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from: (a) the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; and
Semi-Annual Shareholder Report

(c) futures contracts was $3,698,537. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $246,761 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,945,298.
As of November 30, 2014, the Fund had a capital loss carryforward of $2,469,263 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No expiration	$499,083	$214,323	$713,406
2015	$539,014	NA	$539,014
2016	$203,258	NA	$203,258
2017	$844,999	NA	$844,999
2018	$168,586	NA	$168,586
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended May 31, 2015, the Adviser voluntarily waived $200,045 of its fee and voluntarily reimbursed $25,532 of other operating expenses.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2015, distribution services fees for the Fund were as follows:
	Distribution Service Fees Incurred	Distribution Services Fees Waived
Class A Shares	$57,902	$(56,939)
Class B Shares	5,088	—
Class C Shares	21,785	—
TOTAL	$84,775	$(56,939)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2015, FSC retained $4,183 of fees paid by the Fund.
Semi-Annual Shareholder Report

Other Service Fees
For the six months ended May 31, 2015, FSSC received $1,706 of the other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2015, FSC retained $382 in sales charges from the sale of Class A Shares. FSC also retained $66, $302 and $969 of CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 0.99%, 1.74% and 1.74% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2015, the Adviser reimbursed $536. Transactions with the affiliated holdings during the six months ended May 31, 2015, were as follows:
	Federated Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	Total of Affiliated Transactions
Balance of Shares Held 11/30/2014	3,834,050	142,556	3,976,606
Purchases/Additions	8,400,060	2,605	8,402,665
Sales/Reductions	(10,552,885)	—	(10,552,885)
Balance of Shares Held 5/31/2015	1,681,225	145,161	1,826,386
Value	$1,681,225	$1,360,157	$3,041,382
Dividend Income	$381	$24,474	$24,855
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2015, were as follows:
Purchases	$19,065,102
Sales	$23,291,972
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2015, there were no outstanding loans. During the six months ended May 31, 2015, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report

9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2015, there were no outstanding loans. During the six months ended May 31, 2015, the program was not utilized.
10. Subsequent Event
On June 1, 2015, Class B Shares were closed to new accounts/investors and will close to new purchases/exchanges by existing shareholders on August 1, 2015.
Management has evaluated subsequent events through the date the Financial Statements were issued and determined that no additional events have occurred that require disclosure.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2014 to May 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2014	Ending Account Value 5/31/2015	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000.00	$941.90	$4.79
Class B Shares	$1,000.00	$938.40	$8.41
Class C Shares	$1,000.00	$937.90	$8.41
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000.00	$1,020.00	$4.99
Class B Shares	$1,000.00	$1,016.26	$8.75
Class C Shares	$1,000.00	$1,016.26	$8.75
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.99%
Class B Shares	1.74%
Class C Shares	1.74%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2015
Federated International Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
Semi-Annual Shareholder Report

charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation
Semi-Annual Shareholder Report

reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the
Semi-Annual Shareholder Report

Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated International Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420G408
CUSIP 31420G507
CUSIP 31420G606
2061602 (7/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated International Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2015